STOCKHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2013
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

NOTE 12 - STOCKHOLDERS' EQUITY

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PREFERRED SHARES

The Company is authorized to issue  25,000,000  shares of no par value preferred stock.  At September  30, 2013,  the Company has no preferred  shares issued and outstanding.

COMMON SHARES

The Company is  authorized to issue  100,000,000  shares of $0.001 voting common stock.  At  September  30,  2013 and  December  31,  2012  there were a total of

11,503,477  and  10,799,339  shares  of common  stock  issued  and  outstanding,

respectively.

During the nine months ended  September  30,  2013,  as described in Note 2, the

Company  issued  200,000  shares of its common  stock in exchange  for  services valued at $17,600. The Company also issued 270,000 shares of its common stock to a consultant  for  services  valued at $23,760.  In  addition,  and as part of a private  placement,  the Company  issued  775,472 shares of its common stock for cash in the  amount of  $2,392,927  as more  fully  described  in the  financial statements..

During the period March 28, 2012  (inception)  through  December  31,  2012,  as described in Note 1, the Company  issued  700,000  shares of its common stock in exchange  for oil and gas  properties  and, as  described in Note 2, the Company issued  5,325,000  shares of its common stock to its officers and  directors for services valued at $5,325. The Company also issued 195,000 and 260,000 shares of its  common  stock  to  consultants  for  services  valued  at $195  and  $2,600 respectively and, in addition as part of a private  placement,  issued 4,319,339 shares of its common  stock for cash in the amount of  $1,833,620  as more fully described in the financial statements.

REPURCHASE AND RETIREMENT OF COMMON SHARES

Effective March 26, 2013, the Company  entered into a settlement  agreement with one of its employees to settle  certain  claims  against the employee  valued at

$22,000 in exchange for the employee  returning to the Company 250,000 shares of their common  stock.  In addition,  the Company  agreed to  repurchase  from the employee 100,000 shares of their common stock in exchange for $150,000 in cash.

Also,  effective March 26, 2013, the Company entered into a repurchase agreement with two of its  shareholders to acquire their 275,000 shares of common stock in exchange for cash of $825,000.